TAXES ON INCOME (Reconciliation Between Theoretical and Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of income (loss)		$ (17,753)	$ 4,713	$ 22,632
Statutory tax rate		23.00%	23.00%	23.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate		$ (4,083)	$ 1,084	$ 5,205
Tax adjustment in respect of different tax rate of foreign subsidiary		(57)	48	33
Non-deductible expenses and other permanent differences		536	197	305
Deferred taxes on losses for which valuation allowance was provided, net		2,635	2,402	896
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net		0	0	(128)
Foreign withholding taxes		637	3,138	2,656
Stock compensation relating to stock options per ASC No. 718		3,716	1,517	(2,369)
Income taxes in respect of prior years		1,246	(1,388)	687
Change of tax rate		0	(505)	462
Approved, Privileged and Preferred enterprise loss (benefits)	[1]	(1,086)	(1,457)	6,869
Other		293	(157)	205
Actual tax expense		$ 3,837	$ 4,879	$ 14,821
Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status		$ 0.06	$ 0.03	$ 0.15
Diluted earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status		$ 0.06	$ 0.03	$ 0.14

[1]	Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status